SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 5) (USD $)			12 Months Ended				1 Months Ended				1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended										1 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended							1 Months Ended				1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended										1 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Revolving Line Of Credit	Dec. 31, 2010 Revolving Line Of Credit	Dec. 31, 2011 7.45% Medium-Term Notes (1996), due 2011	Dec. 31, 2010 7.45% Medium-Term Notes (1996), due 2011	Oct. 31, 2009 Senior notes	May 31, 2003 4.30% Senior Notes (2003), due 2013	Dec. 31, 2011 4.30% Senior Notes (2003), due 2013	Dec. 31, 2010 4.30% Senior Notes (2003), due 2013	Oct. 31, 2004 4.875% Senior Notes (2004), due 2014	Dec. 31, 2011 4.875% Senior Notes (2004), due 2014	Dec. 31, 2010 4.875% Senior Notes (2004), due 2014	Dec. 31, 2007 6.40% Senior Notes (2007), due 2018	Dec. 31, 2011 6.40% Senior Notes (2007), due 2018	Dec. 31, 2010 6.40% Senior Notes (2007), due 2018	Oct. 31, 2009 7.375% Senior Notes (2009), due 2019	Dec. 31, 2011 7.375% Senior Notes (2009), due 2019	Dec. 31, 2010 7.375% Senior Notes (2009), due 2019	Oct. 31, 2009 8.00% Senior Notes (2009), due 2024, callable 2014	Dec. 31, 2011 8.00% Senior Notes (2009), due 2024, callable 2014	Dec. 31, 2010 8.00% Senior Notes (2009), due 2024, callable 2014	Oct. 31, 2009 8.45% Senior Notes (2009), due 2039	Dec. 31, 2011 8.45% Senior Notes (2009), due 2039	Dec. 31, 2010 8.45% Senior Notes (2009), due 2039	Dec. 31, 2011 Subordinated debentures Y	Dec. 31, 2011 7.50% Subordinated Debentures (2001), due 2031, callable 2006	Dec. 31, 2010 7.50% Subordinated Debentures (2001), due 2031, callable 2006	Dec. 31, 2011 7.25% Subordinated Debentures (2002), due 2032, callable 2007	Dec. 31, 2010 7.25% Subordinated Debentures (2002), due 2032, callable 2007	Dec. 31, 2011 6.125% Subordinated Debentures (2004), due 2034, callable 2009	Dec. 31, 2010 6.125% Subordinated Debentures (2004), due 2034, callable 2009	Jul. 31, 2006 7.25% Capital Securities (2006), due 2066, callable 2011	Dec. 31, 2011 7.25% Capital Securities (2006), due 2066, callable 2011 Y	Dec. 31, 2010 7.25% Capital Securities (2006), due 2066, callable 2011	Dec. 31, 2011 Long-term debt and subordinated debt securities	Dec. 31, 2010 Long-term debt and subordinated debt securities	Dec. 31, 2009 Long-term debt and subordinated debt securities	Oct. 31, 2009 Surplus notes	Dec. 31, 2011 Surplus notes	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION	Dec. 31, 2009 PROTECTIVE LIFE CORPORATION	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION Revolving Line Of Credit	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION Revolving Line Of Credit	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION 7.45% Medium-Term Notes (1996), due 2011	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION 7.45% Medium-Term Notes (1996), due 2011	Oct. 31, 2009 PROTECTIVE LIFE CORPORATION Senior notes	May 31, 2003 PROTECTIVE LIFE CORPORATION 4.30% Senior Notes (2003), due 2013	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION 4.30% Senior Notes (2003), due 2013	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION 4.30% Senior Notes (2003), due 2013	Oct. 31, 2004 PROTECTIVE LIFE CORPORATION 4.875% Senior Notes (2004), due 2014	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION 4.875% Senior Notes (2004), due 2014	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION 4.875% Senior Notes (2004), due 2014	Dec. 31, 2007 PROTECTIVE LIFE CORPORATION 6.40% Senior Notes (2007), due 2018	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION 6.40% Senior Notes (2007), due 2018	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION 6.40% Senior Notes (2007), due 2018	Oct. 31, 2009 PROTECTIVE LIFE CORPORATION 7.375% Senior Notes (2009), due 2019	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION 7.375% Senior Notes (2009), due 2019	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION 7.375% Senior Notes (2009), due 2019	Oct. 31, 2009 PROTECTIVE LIFE CORPORATION 8.00% Senior Notes (2009), due 2024, callable 2014	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION 8.00% Senior Notes (2009), due 2024, callable 2014	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION 8.00% Senior Notes (2009), due 2024, callable 2014	Oct. 31, 2009 PROTECTIVE LIFE CORPORATION 8.45% Senior Notes (2009), due 2039	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION 8.45% Senior Notes (2009), due 2039	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION 8.45% Senior Notes (2009), due 2039	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION Subordinated debentures Y	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION 7.50% Subordinated Debentures (2001), due 2031, callable 2006	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION 7.50% Subordinated Debentures (2001), due 2031, callable 2006	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION 7.25% Subordinated Debentures (2002), due 2032, callable 2007	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION 7.25% Subordinated Debentures (2002), due 2032, callable 2007	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION 6.125% Subordinated Debentures (2004), due 2034, callable 2009	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION 6.125% Subordinated Debentures (2004), due 2034, callable 2009	Jul. 31, 2006 PROTECTIVE LIFE CORPORATION 7.25% Capital Securities (2006), due 2066, callable 2011	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION 7.25% Capital Securities (2006), due 2066, callable 2011	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION 7.25% Capital Securities (2006), due 2066, callable 2011	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION Long-term debt and subordinated debt securities	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION Long-term debt and subordinated debt securities	Dec. 31, 2009 PROTECTIVE LIFE CORPORATION Long-term debt and subordinated debt securities
Condensed Financial Information of Registrant
Stated interest rate (as a percent)					7.45%	7.45%			4.30%	4.30%		4.875%	4.875%		6.40%	6.40%		7.375%	7.375%		8.00%	8.00%		8.45%	8.45%		7.50%	7.50%	7.25%	7.25%	6.125%	6.125%		7.25%	7.25%											7.45%	7.45%			4.30%	4.30%		4.875%	4.875%		6.40%	6.40%		7.375%	7.375%		8.00%	8.00%		8.45%	8.45%		7.50%	7.50%	7.25%	7.25%	6.125%	6.125%		7.25%	7.25%
Total Debt	$ 1,520,000,000	$ 1,501,852,000	$ 170,000,000	$ 142,000,000		$ 9,852,000			$ 250,000,000	$ 250,000,000		$ 150,000,000	$ 150,000,000		$ 150,000,000	$ 150,000,000		$ 400,000,000	$ 400,000,000		$ 100,000,000	$ 100,000,000		$ 300,000,000	$ 300,000,000																$ 1,520,000,000	$ 1,501,852,000		$ 170,000,000	$ 142,000,000		$ 9,852,000			$ 250,000,000	$ 250,000,000		$ 150,000,000	$ 150,000,000		$ 150,000,000	$ 150,000,000		$ 400,000,000	$ 400,000,000		$ 100,000,000	$ 100,000,000		$ 300,000,000	$ 300,000,000
Total subordinated debt securities	524,743,000	524,743,000																									103,093,000	103,093,000	118,557,000	118,557,000	103,093,000	103,093,000		200,000,000	200,000,000						524,743,000	524,743,000																										103,093,000	103,093,000	118,557,000	118,557,000	103,093,000	103,093,000		200,000,000	200,000,000
Future maturities of debt, excluding notes payable to banks, and subordinated debt securities, for the next five years
2012																																									9,900,000
2013	250,000,000																																								250,000,000
2014	150,000,000																																								150,000,000
Thereafter	1,474,700,000																																								1,474,700,000
Line of credit, current borrowing capacity			500,000,000																																									500,000,000
Line of credit, maximum borrowing capacity			600,000,000																																									600,000,000
Line of credit, amount outstanding			170,000,000																																										142,000,000
Base of floating rate interest rate payments			LIBOR																																									LIBOR	LIBOR
Interest rate added to the base rate (as a percent)			0.40%																																										0.40%				4.30%			4.875%
Maximum number of consecutive years upto which the entity has the right to extend interest payment																										5								5																																	5
Amount of debt issued							800,000,000	250,000,000			150,000,000			150,000,000			400,000,000			100,000,000			300,000,000										200,000,000															800,000,000	250,000,000			150,000,000			150,000,000			400,000,000			100,000,000			300,000,000										200,000,000
Net proceeds from issuance of debt														148,700,000																			193,800,000								45,000,000	132,000,000	1,052,000,000												148,700,000																			193,800,000
Aggregate principal amount of debt repurchased by Golden Gate from third parties																																							800,000,000
Pre-tax gain on repurchase of debt																																							126,300,000
Outstanding surplus notes	800,000,000																																							800,000,000	800,000,000	800,000,000
Interest Expense
Interest expense																																				130,900,000	131,100,000	83,400,000																																							136,400,000	138,600,000	90,200,000
Increase (decrease) in interest expense																																				$ (200,000)																																									$ 2,200,000